Segment information - Non-current assets by location (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current assets	€ 495,807	€ 497,501
Property, Plant and Equipment and Intangible Assets
Disclosure of geographical areas [line items]
Non-current assets	323,784	370,420	€ 197,615
Property, Plant and Equipment and Intangible Assets | Belgium
Disclosure of geographical areas [line items]
Non-current assets	56,209	72,087	98,295
Property, Plant and Equipment and Intangible Assets | France
Disclosure of geographical areas [line items]
Non-current assets	1,438	20,397	21,051
Property, Plant and Equipment and Intangible Assets | The Netherlands
Disclosure of geographical areas [line items]
Non-current assets	251,230	255,461	66,621
Property, Plant and Equipment and Intangible Assets | Switzerland
Disclosure of geographical areas [line items]
Non-current assets	3,247	4,962	7,181
Property, Plant and Equipment and Intangible Assets | Spain
Disclosure of geographical areas [line items]
Non-current assets		3,037	3,029
Property, Plant and Equipment and Intangible Assets | United States of America
Disclosure of geographical areas [line items]
Non-current assets	€ 11,660	12,729	136
Property, Plant and Equipment and Intangible Assets | Other Countries
Disclosure of geographical areas [line items]
Non-current assets		€ 1,747	€ 1,302